UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08012

Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Government Obligations Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 92.1%

Mortgage Pass-Throughs — 80.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2016	$14,916	$15,389,097
6.00%, with maturity at 2026	1,446	1,534,576
6.50%, with various maturities to 2028	32,483	34,901,402
6.87%, with maturity at 2024	452	494,616
7.00%, with various maturities to 2026	34,265	36,918,984
7.09%, with maturity at 2023	1,364	1,484,378
7.25%, with maturity at 2022	2,109	2,333,134
7.31%, with maturity at 2027	579	646,832
7.50%, with various maturities to 2029	24,916	27,496,408
7.63%, with maturity at 2019	916	1,020,474
7.75%, with various maturities to 2018	57	62,898
7.78%, with maturity at 2022	287	322,363
7.85%, with maturity at 2020	724	811,342
8.00%, with various maturities to 2028	23,448	26,183,812
8.13%, with maturity at 2019	1,410	1,596,354
8.15%, with maturity at 2021	473	532,113
8.25%, with various maturities to 2017	237	255,934
8.50%, with various maturities to 2027	10,532	11,953,196
8.75%, with various maturities to 2016	42	44,649
9.00%, with various maturities to 2027	16,256	18,544,131
9.25%, with various maturities to 2017	447	476,933
9.50%, with various maturities to 2026	4,798	5,528,227
9.75%, with various maturities to 2018	84	86,601
11.00%, with maturity at 2015	47	53,968
13.50%, with maturity at 2010	12	12,875
15.00%, with maturity at 2011	1	668
		$188,685,965
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$1	$1,167
5.00%, with maturity at 2027	1,526	1,559,372
5.483%, with maturity at 2026 (1)	2,162	2,159,277
5.494%, with maturity at 2022 (1)	3,460	3,454,666
5.50%, with various maturities to 2030	26,175	26,981,876
5.506%, with maturity at 2022 (1)	2,943	2,938,088
5.579%, with maturity at 2035 (1)	3,102	3,098,446
5.595%, with maturity at 2036 (1)	3,273	3,268,425
5.609%, with maturity at 2033 (1)	6,663	6,653,689
5.633%, with various maturities to 2035 (1)	47,861	47,729,217
5.634%, with maturity at 2036 (1)	1,292	1,290,182
6.00%, with various maturities to 2031	11,167	11,750,718
6.50%, with various maturities to 2029	83,105	89,332,972
6.522%, with maturity at 2025 (2)	561	607,253
7.00%, with various maturities to 2031	43,559	47,440,651
7.25%, with various maturities to 2023	91	96,382
7.50%, with various maturities to 2029	17,270	19,043,143
7.862%, with maturity at 2030 (2)	64	71,918
7.875%, with maturity at 2021	1,320	1,450,836
8.00%, with various maturities to 2027	20,886	23,405,979
8.25%, with various maturities to 2025	618	700,086
8.33%, with maturity at 2020	1,461	1,662,349
8.50%, with various maturities to 2027	7,767	8,829,905

8.615%, with maturity at 2021 (2)	$255	$279,170
8.75%, with various maturities to 2016	160	164,471
8.983%, with maturity at 2010 (2)	60	61,765
9.00%, with various maturities to 2030	2,784	3,101,980
9.125%, with maturity at 2011	48	49,768
9.25%, with various maturities to 2016	65	67,293
9.50%, with various maturities to 2030	5,239	6,062,748
9.75%, with maturity at 2019	53	63,036
9.965%, with maturity at 2021 (2)	124	148,544
10.00%, with maturity at 2012	32	34,452
10.004%, with maturity at 2025 (2)	107	123,321
10.066%, with maturity at 2021 (2)	120	142,140
10.221%, with maturity at 2023 (2)	201	238,187
10.258%, with maturity at 2021 (2)	219	256,957
10.364%, with maturity at 2020 (2)	177	203,119
10.774%, with maturity at 2025 (2)	105	121,173
11.00%, with maturity at 2010	7	7,510
11.392%, with maturity at 2019 (2)	186	214,983
11.50%, with maturity at 2012	70	76,721
11.637%, with maturity at 2018 (2)	289	335,271
12.20%, with maturity at 2025 (2)	91	107,103
12.40%, with maturity at 2021 (2)	114	132,395
12.669%, with maturity at 2015 (2)	226	268,541
13.00%, with maturity at 2010	30	31,650
		$315,818,895
Government National Mortgage Assn.:
6.125%, with various maturities to 2027 (1)	$1,060	$1,082,225
6.50%, with maturity at 2024	117	125,990
7.00%, with various maturities to 2025	34,885	38,388,033
7.25%, with maturity at 2022	128	141,230
7.50%, with various maturities to 2025	12,081	13,318,142
8.00%, with various maturities to 2027	21,819	24,490,560
8.25%, with various maturities to 2019	235	266,212
8.30%, with maturity at 2020	68	75,636
8.50%, with various maturities to 2018	3,677	4,154,952
9.00%, with various maturities to 2027	11,873	13,928,830
9.50%, with various maturities to 2026	8,848	10,406,953
		$106,378,763
Total Mortgage Pass-Throughs (identified cost $590,738,519)		$610,883,623

Collateralized Mortgage Obligations — 11.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	$458	$484,561
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	2,979	3,145,030
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,525	1,578,539
Federal Home Loan Mortgage Corp., Series 2075, Class PH, 6.50%, due 2028	802	838,243
Federal Home Loan Mortgage Corp., Series 2091, Class ZC, 6.00%, due 2028	3,159	3,268,272
Federal Home Loan Mortgage Corp., Series 2102, Class Z, 6.00%, due 2028	912	943,130
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	4,509	4,657,031
Federal Home Loan Mortgage Corp., Series 2142, Class Z, 6.50%, due 2029	1,662	1,730,134
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	16,514	18,057,004
Federal National Mortgage Assn., Series 1993- 16, Class Z, 7.50%, due 2023	906	982,903
Federal National Mortgage Assn., Series 1993- 39, Class Z, 7.50%, due 2023	2,169	2,333,852
Federal National Mortgage Assn., Series 1993- 149, Class M, 7.00%, due 2023	1,128	1,201,239
Federal National Mortgage Assn., Series 1993- 250, Class Z, 7.00%, due 2023	663	697,128
Federal National Mortgage Assn., Series 1994- 42, Class K, 6.50%, due 2024	9,948	10,491,412

Federal National Mortgage Assn., Series 1994- 82, Class Z, 8.00%, due 2024	$3,715	$4,068,108
Federal National Mortgage Assn., Series 1997- 81, Class PD, 6.35%, due 2027	1,357	1,413,673
Federal National Mortgage Assn., Series 2000- 49, Class A, 8.00%, due 2027	1,788	1,973,906
Federal National Mortgage Assn., Series 2002- 1, Class G, 7.00%, due 2023	1,474	1,573,516
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	617	699,367
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	781	851,796
Federal National Mortgage Assn., Series G93-36, Class ZQ, 6.50%, due 2023	23,731	25,105,819
Government National Mortgage Assn., Series 1998-19, Class ZB, 6.50%, due 2028	1,140	1,198,676
Total Collateralized Mortgage Obligations (identified cost $85,321,579)		$87,293,339

Commercial Mortgage-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A2FL, 4.96%, due 2018 (3) (4)	$5,500	$5,514,231
		$5,514,231
Total Commercial Mortgage-Backed Securities (identified cost $5,523,941)		$5,514,231
Total Mortgage-Backed Securities (identified cost $681,584,039)		$703,691,193

U.S. Treasury Obligations — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (5)	$6,000	$7,939,224
Total U.S. Treasury Obligations (identified cost $6,241,924)		$7,939,224

Short-Term Investments — 6.5%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (6)	$49,521	$49,520,822
Total Short-Term Investments (identified cost $49,520,822)		$49,520,822
Total Investments — 99.6% (identified cost $737,346,785)		$761,151,239
Other Assets, Less Liabilities — 0.4%		$2,951,354
Net Assets — 100.0%		$764,102,593

(1)	Adjustable rate mortgage.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $5,541,231, or 0.7% of the Portfolio’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $177,008.

A summary of financial instruments at January 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	625 U.S. Treasury Note	Long	$70,710,196	$72,949,219	$2,239,023

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$743,250,322
Gross unrealized appreciation	$19,105,693
Gross unrealized depreciation	(1,204,776)
Net unrealized appreciation	$17,900,917

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008